TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus

Transamerica JPMorgan Asset Allocation – Moderate VP

The following is added as the ninth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the portfolio, and as the ninth paragraph under “More on Each Portfolio’s Strategies and Investments – Transamerica JPMorgan Asset Allocation – Moderate VP” in the Prospectus:

The portfolio may also invest in unaffiliated funds sub-advised by Madison Asset Management, LLC.

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Investors Should Retain this Supplement for Future Reference

July 1, 2019